Revenue (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure [Abstract]
Summary of Group Revenue Disaggregated By Type of Revenue Stream and By Reportable Segment

	Americas	EMEAA	Greater China	Central	Group
Year ended 31 December 2024	$m	$m	$m	$m	$m

Franchise and base management fees	958	277	122	–	1,357

Incentive management fees	21	118	39	–	178

Central revenue	–	–	–	239	239

Revenue from fee business	979	395	161	239	1,774

Revenue from owned, leased and managed lease hotels	162	353	–	–	515

Revenue from insurance activities	–	–	–	23	23

	1,141	748	161	262	2,312

System Fund revenues (note 31 )					1,611

Reimbursable revenues (note 31 )					1,000

Total revenue					4,923

	Americas	EMEAA	Greater China	Central	Group
Year ended 31 December 2023	$m	$m	$m	$m	$m

Franchise and base management fees	936	253	115	–	1,304

Incentive management fees	21	101	46	–	168

Central revenue	–	–	–	200	200

Revenue from fee business	957	354	161	200	1,672

Revenue from owned, leased and managed lease hotels	148	323	–	–	471

Revenue from insurance activities	–	–	–	21	21

	1,105	677	161	221	2,164

System Fund revenues (note 31 )					1,564

Reimbursable revenues (note 31 )					896

Total revenue					4,624

	Americas	EMEAA	Greater China	Central	Group
Year ended 31 December 2022	$m	$m	$m	$m	$m

Franchise and base management fees	861	215	71	–	1,147

Incentive management fees	18	69	16	–	103

Central revenue	–	–	–	184	184

Revenue from fee business	879	284	87	184	1,434

Revenue from owned, leased and managed lease hotels	126	268	–	–	394

Revenue from insurance activities	–	–	–	15	15

	1,005	552	87	199	1,843

System Fund revenues (note 31 )					1,217

Reimbursable revenues (note 31 )					832

Total revenue					3,892

Summary of Information About Trade Receivables, Contract Assets, and Deferred Revenue

31 December	2024 $m	2023 $m

Trade receivables (note 16)	651	580

Contract assets	650	459

Deferred revenue	(2,060)	(1,848)

Summary of Changes in Contract Assets and Deferred Revenue
Contract assets

	2024 $m	2023 $m

At 1 January	459	367

Additions	237	129

Recognised as a deduction to revenue	(43)	(37)

Impairment reversals (note 6 )	3	–

Repayments	–	(7)

Exchange and other adjustments	(6)	7

At 31 December	650	459

Analysed as:

Current	38	35

Non-current	612	424

	650	459
Deferred revenue

	Loyalty programme $m	Other co-brand fees $m	Application & re-licensing fees $m	Other $m	Total $m

At 1 January 2023	1,411	33	167	113	1,724

Increase in deferred revenue	672	–	27	63	762

Recognised as revenue	(554)	(11)	(23)	(48)	(636)

Exchange and other adjustments	–	–	–	(2)	(2)

At 31 December 2023	1,529	22	171	126	1,848

Increase in deferred revenue	726	97	23	61	907

Recognised as revenue	(602)	(8)	(23)	(58)	(691)

Exchange and other adjustments	–	–	–	(4)	(4)

At 31 December 2024	1,653	111	171	125	2,060

Analysed as:

Current	661	12	23	70	766

Non-current	992	99	148	55	1,294

	1,653	111	171	125	2,060

At 31 December 2023 analysed as:

Current	649	11	22	70	752

Non-current	880	11	149	56	1,096

	1,529	22	171	126	1,848

Amounts Received and Not Yet Recognised Relating to Performance Obligations

	2024			2023

	Loyalty and co-brand	Other	Total	Loyalty and co-brand	Other	Total
	$m	$m	$m	$m	$m	$m

Less than one year	673	93	766	660	92	752

Between one and two years	355	43	398	346	43	389

Between two and three years	214	30	244	195	32	227

Between three and four years	140	24	164	118	24	142

Between four and five years	95	22	117	73	20	93

More than five years	287	84	371	159	86	245

	1,764	296	2,060	1,551	297	1,848

Movements in Contract Costs, Typically Developer Commissions

	2024 $m	2023 $m

At 1 January	87	80

Costs incurred	18	15

Charged to income statement	(8)	(8)

Exchange and other adjustments	(2)	–

At 31 December	95	87

Analysed as:

Current	5	5

Non-current	90	82

	95	87